RIGHT OF USE ASSET AND LEASE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2025
Right Of Use Asset And Lease Liability
SCHEDULE OF CARRYING AMOUNTS OF RIGHT-OF-USE ASSETS

	Leasehold land	Leasehold buildings	Total
As at 1 January 2025	$—	$—	$—
Additions	2,232,254	185,370	2,417,624
Depreciation	(50,167)	(51,731)	(101,898)
As at 31 December 2025	$2,182,087	$133,639	$2,315,726

SCHEDULE OF RECOGNISED IN PROFIT OR LOSS
	2025	2024
Depreciation of right of use assets	$101,898	$—
Interest expense on lease liabilities	79,939	—
Total amount recognised in profit/loss	$181,837	$—

SCHEDULE OF MATURITY ANALYSIS OF LEASE LIABILITIES

The maturity analysis of lease liabilities is as follows:

	As of December 31,
	2025	2024
Within one year	$259,750	$-
Two to five years	1,237,967	-
Thereafter	9,997,614	-
Gross lease liabilities	11,495,331	-
Less: Imputed interest	(9,194,995)	-
Lease liabilities	$2,300,336	$-

Lease liabilities – Current	$234,169	$-
Lease liabilities - Non-Current	2,066,167	-
	$2,300,336	$-